Investment Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Fair value of disposed equity securities	$ 523	$ 181	$ 190	$ 704	$ 532
Cumulative after-tax loss on equity securities designated at FVOCI	72	39	(87)	111	(107)
Dividend income	$ 26	$ 26	$ 17	$ 52	$ 34